Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted earnings per share:
Net loss/ income	$ 218,320	$ 11,361	$ 191,719	$ 321,316	$ (1,465)
Denominator:
Denominator for basic earnings per ordinary shares - weighted average shares outstanding	4,829,826	3,125,000	3,157,695	3,125,000	3,125,000
Effect of dilutive warrants	1,894,582
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	6,724,408	3,125,000	3,201,305	3,125,000	3,125,000
Basic earnings per ordinary share	$ 0.05	$ 0.00	$ 0.06	$ 0.10	$ 0.00
Diluted earnings per ordinary share	$ 0.03	$ 0.00	$ 0.06	$ 0.10	$ 0.00